Transactions and Balances with Related Parties - Key management and Directors' remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions and Balances with Related Parties
Annual fee of each director	$ 75,000
Directors' fees	450,000	$ 450,000	$ 418,900
Key management personnel remuneration	3,588,185	1,704,665	2,071,165
Key management personnel remuneration payable	$ 0	$ 0	$ 0